INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2025
Intangible assets [Abstract]
Disclosure of detailed information about intangible assets

	Note	Development projects	Computer software, licenses and other	Technology	Customer relationships	Brands(i)	Total
Cost:
Balance, at March 31, 2023		$68,222	$55,689	$278,510	$348,733	$171,035	$922,189
Additions		18,135	11,493	—	—	—	29,628
Acquisition of subsidiaries	5	1,170	1,639	48,920	57,379	29,183	138,291
Disposals		(635)	(2,641)	—	—	—	(3,276)
Exchange and other adjustments (ii)		(6,525)	3,476	(12,174)	(60,794)	(390)	(76,407)
Balance, at March 31, 2024		$80,367	$69,656	$315,256	$345,318	$199,828	$1,010,425
Additions		32,826	10,391	116	—	745	44,078
Acquisition of subsidiaries	5	—	1,991	10,200	45,743	17,041	74,975
Disposals		(723)	(1,843)	—	(164)	—	(2,730)
Exchange and other adjustments (ii)		16,356	2,519	20,334	(96,261)	10,411	(46,641)
Balance, at March 31, 2025		$128,826	$82,714	$345,906	$294,636	$228,025	$1,080,107

		Development projects	Computer software, licenses and other	Technology	Customer relationships	Brands(i)	Total
Amortization:
Balance, at March 31, 2023		$(27,755)	$(34,878)	$(79,670)	$(183,729)	$(2,947)	$(328,979)
Amortization		(6,493)	(12,364)	(31,172)	(29,547)	(3,487)	(83,063)
Disposals		13	2,594	—	—	—	2,607
Exchange and other adjustments (ii)		190	6,563	11,478	60,303	23	78,557
Balance, at March 31, 2024		$(34,045)	$(38,085)	$(99,364)	$(152,973)	$(6,411)	$(330,878)
Amortization		(9,135)	(11,431)	(32,616)	(29,065)	(2,925)	(85,172)
Disposals		723	1,843	—	164	—	2,730
Exchange and other adjustments (ii)		(9,259)	(1,308)	(7,818)	107,785	2,344	91,744
Balance, at March 31, 2025		$(51,716)	$(48,981)	$(139,798)	$(74,089)	$(6,992)	$(321,576)
Net book value:
At March 31, 2025		$77,110	$33,733	$206,108	$220,547	$221,033	$758,531
At March 31, 2024		$46,322	$31,571	$215,892	$192,345	$193,417	$679,547